Average Annual Total Returns - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spectrum Aggressive Growth Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Spectrum Aggressive Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Spectrum Aggressive Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.13%	8.91%	10.84%
Performance Inception Date	[2]	Feb. 10, 2017
Spectrum Aggressive Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[3]		19.18%	9.39%	10.93%
Performance Inception Date	[3]	Oct. 01, 1997
Spectrum Aggressive Growth Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		15.60%	7.32%	8.69%
Performance Inception Date	[3]	Oct. 01, 1997
Spectrum Aggressive Growth Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		13.16%	6.92%	8.29%
Performance Inception Date	[3]	Oct. 01, 1997
Spectrum Aggressive Growth Fund | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]		21.18%	10.29%	11.59%
Performance Inception Date	[4]	Feb. 04, 2022
Spectrum Aggressive Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		21.49%	10.57%	11.77%
Performance Inception Date	[5]	Jul. 31, 2018
Spectrum Conservative Growth Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		22.34%	11.19%	11.72%
Spectrum Conservative Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Spectrum Conservative Growth Fund | Spectrum Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		13.14%	4.87%	6.53%
Spectrum Conservative Growth Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Spectrum Conservative Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.94%	3.10%	5.26%
Performance Inception Date	[8]	Feb. 10, 2017
Spectrum Conservative Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[9]		10.67%	3.57%	5.34%
Performance Inception Date	[9]	Sep. 30, 2004
Spectrum Conservative Growth Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		9.61%	2.06%	3.66%
Performance Inception Date	[9]	Sep. 30, 2004
Spectrum Conservative Growth Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		6.35%	2.19%	3.67%
Performance Inception Date	[9]	Sep. 30, 2004
Spectrum Conservative Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[10]		12.63%	4.65%	6.14%
Performance Inception Date	[10]	Jul. 31, 2018
Spectrum Growth Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		22.34%	11.19%	11.72%
Spectrum Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Spectrum Growth Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Spectrum Growth Fund | Spectrum Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		16.86%	7.49%	8.72%
Spectrum Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[13]		9.41%	6.04%	8.36%
Performance Inception Date	[13]	Feb. 10, 2017
Spectrum Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[14]		14.06%	6.47%	8.47%
Performance Inception Date	[14]	Sep. 30, 2004
Spectrum Growth Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		11.41%	4.36%	6.18%
Performance Inception Date	[14]	Sep. 30, 2004
Spectrum Growth Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		9.27%	4.41%	6.13%
Performance Inception Date	[14]	Sep. 30, 2004
Spectrum Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[15]		16.34%	7.62%	9.24%
Performance Inception Date	[15]	Jul. 31, 2018
Spectrum Income Allocation Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		22.34%	11.19%	11.72%
Spectrum Income Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Spectrum Income Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Spectrum Income Allocation Fund | Spectrum Income Allocation Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		10.19%	2.65%	4.63%
Spectrum Income Allocation Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[18]		2.83%	0.54%	2.99%
Performance Inception Date	[18]	Feb. 10, 2017
Spectrum Income Allocation Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[19]		7.27%	0.99%	3.04%
Performance Inception Date	[19]	Sep. 30, 2004
Spectrum Income Allocation Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]		5.92%	(0.32%)	1.67%
Performance Inception Date	[19]	Sep. 30, 2004
Spectrum Income Allocation Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]		4.31%	0.25%	1.90%
Performance Inception Date	[19]	Sep. 30, 2004
Spectrum Income Allocation Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[20]		9.48%	2.07%	3.84%
Performance Inception Date	[20]	Jul. 31, 2018
Spectrum Moderate Growth Fund | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		22.34%	11.19%	11.72%
Spectrum Moderate Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Spectrum Moderate Growth Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Spectrum Moderate Growth Fund | Spectrum Moderate Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		15.23%	6.32%	7.75%
Spectrum Moderate Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[23]		8.04%	4.92%	7.09%
Performance Inception Date	[23]	Feb. 10, 2017
Spectrum Moderate Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	[24]		12.84%	5.39%	7.18%
Performance Inception Date	[24]	Oct. 01, 1997
Spectrum Moderate Growth Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[24]		10.19%	3.56%	5.14%
Performance Inception Date	[24]	Oct. 01, 1997
Spectrum Moderate Growth Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]		8.38%	3.60%	5.11%
Performance Inception Date	[24]	Oct. 01, 1997
Spectrum Moderate Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[25]		14.97%	6.50%	7.98%
Performance Inception Date	[25]	Jul. 31, 2018

[1]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[2]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[3]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[4]
3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[5]
4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[7]
4.	Source: Allspring Funds Management, LLC. The Spectrum Conservative Growth Blended Index is comprised of 39% MSCI ACWI Index (net), 36% Bloomberg U.S. Aggregate Index, 15% Bloomberg U.S. TIPS Index and 10% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[8]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[9]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[10]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[11]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[12]
4.	Source: Allspring Funds Management, LLC. The Spectrum Growth Blended Index is comprised of 64% MSCI ACWI Index (net), 20% Bloomberg U.S. Aggregate Index, 10% Bloomberg U.S. TIPS Index and 6% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[13]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[14]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[15]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[16]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[17]
4.	Source: Allspring Funds Management, LLC. The Spectrum Income Allocation Blended Index is comprised of 19% MSCI ACWI Index (net), 54% Bloomberg U.S. Aggregate Index, 15% Bloomberg U.S. TIPS Index and 12% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[18]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[19]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[20]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[21]
5.	The Fund has changed its regulatory benchmark from the Russell 3000 Index to the MSCI ACWI Index (net). The Manager believes that the MSCI ACWI Index (net) better reflects the Fund’s overall investment strategy.

[22]
4.	Source: Allspring Funds Management, LLC. The Spectrum Moderate Growth Blended Index is comprised of 53% MSCI ACWI Index (net), 29% Bloomberg U.S. Aggregate Index, 10% Bloomberg U.S. TIPS Index and 8% ICE BofA U.S. High Yield Constrained Index. You cannot invest directly in an index.

[23]
1.	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[24]
2.	Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for Class C shares and the predecessor share class are similar.

[25]
3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.